Description of Business, Liquidity and Capital Resources (Details)	9 Months Ended
Mar. 31, 2020 USD ($)
Description of Business, Liquidity and Capital Resources (Textual)
Costs incurred	$ 1,800,000
Cost reduction plan, description	During the fourth quarter 2020 that we expect to reduce recurring operating expenses between $2 million and $3 million annually.